Leases (Tables)	12 Months Ended
Dec. 31, 2018
LEASES [Abstract]
Chartered-in vessels, barges, pushboats and office space
	Charter-in vessels in operation	Charter-in vessels to be delivered	Office space
2019	$114,668	$5,165	$2,652
2020	100,829	14,261	1,961
2021	72,826	15,391	1,590
2022	47,695	15,119	1,750
2023	38,986	14,298	1,655
2024 and thereafter	42,685	58,389	7,346
Total	$417,689	$122,623	$16,954

Chartered-out vessels, barges and pushboats

	Dry bulk vessels	Logistics business	Containers business
2019	$45,189	$142,508	$77,359
2020	3,728	98,515	23,050
2021	—	76,825	9,847
2022	—	69,867	2,484
2023	—	58,724	—
2024 and thereafter	—	669,615	—
Total minimum revenue, net of commissions	$48,917	$1,116,054	$112,740